Retirement Benefit Obligations - Summary of Future Life Expectations Based on Retirement at 65 years of Age for Current and Future Retirees (Detail) - yr	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Republic of Ireland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.7	22.5	22.8
Republic of Ireland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.4	24.3	24.9
Republic of Ireland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	25.5	25.4	25.8
Republic of Ireland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	27.0	26.9	26.9
Switzerland [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.4	22.3	21.5
Switzerland [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.4	24.3	24.0
Switzerland [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.6	24.6	23.6
Switzerland [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	26.6	26.6	26.0
United States and Canada [member] | Current Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	20.6	20.5	21.2
United States and Canada [member] | Current Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	23.1	23.0	23.4
United States and Canada [member] | Future Retirees Male [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	22.3	22.3	23.0
United States and Canada [member] | Future Retirees Female [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Future life expectations on retirement at 65 years of age	24.7	24.7	25.1